Mineral Leaseholds, Net - Additional Information (Detail) (Mineral leaseholds [Member], USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jan. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2010
Mineral leaseholds [Member]
Interest Cost Capitalized And Depreciation And Amortization Expenses For Property, Plant and Equipment [Line Items]
Depletion expense related to mineral leasehold	$ 1	$ 18	$ 4	$ 42	$ 5	$ 4	$ 59	$ 1